Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	236,501,538	124,248,560	751,689,958
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share		459,199	340,518
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	52,558,756	31,276,979	72,735,288
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	183,942,782	92,512,382
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share			678,614,152